Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per common share:

	2017	2016	2015
Numerator:
Net (loss) income attributable to ordinary shareholders for computing net income per ordinary share – basic	$(28,427,244)	$(6,755,603)	$1,406,519
(Gain) loss on valuation of warrants	(531,099)	(6,856,682)	7,906,529
Net (loss) income attributable to ordinary shareholders for computing net income per ordinary share – diluted	$(28,958,343)	$(13,612,285)	$9,313,048

Denominator:
Weighted average number of shares used in calculating net income per ordinary share – basic	9,914,313	9,323,108	6,462,577
Weighted average number of shares used in calculating net income per ordinary share – diluted	9,914,313	9,323,108	6,462,577

The 6,175,570 warrants were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive since the average share price for the year ended June 30, 2017 was lower than the warrants exercise price.

Net (loss) income per ordinary share - basic	$(2.87)	$(1.46)	$1.44
Net (loss) income per ordinary share - diluted	$(2.92)	$(1.46)	$1.44